UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-10187
                                                    --------------------------

                   Principal Partners LargeCap Blend Fund, Inc
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Address of principal executive offices)                 (Zip code)

       Princor Financial Services Corporation, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                    -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS


                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (98.65%)
ADVERTISING AGENCIES (0.16%)
                                                                           $
 Omnicom Group                                            1,300                110,357
AEROSPACE & DEFENSE (0.67%)
 Boeing                                                   4,600                232,760
 Raytheon                                                 1,900                 71,060
 Rockwell Collins                                         3,600                154,440
                                                                               458,260
AEROSPACE & DEFENSE EQUIPMENT (0.97%)
 General Dynamics                                         2,200                227,150
 Goodrich                                                   600                 20,580
 Lockheed Martin                                          2,600                150,306
 United Technologies                                      2,600                261,768
                                                                               659,804
AGRICULTURAL CHEMICALS (0.21%)
 Mosaic /1/                                               3,700                 61,050
 Potash Corp. of Saskatchewan                             1,000                 80,800
                                                                               141,850
AIRLINES (0.10%)
 Southwest Airlines                                       4,500                 65,160
APPLIANCES (0.11%)
 Maytag                                                   1,600                 25,136
 Whirlpool                                                  700                 47,782
                                                                                72,918
APPLICATIONS SOFTWARE (3.06%)
 Intuit /1/                                               3,800                148,200
 Mercury Interactive /1/                                  1,600                 70,032
 Microsoft                                               67,600              1,776,528
 Red Hat /1/                                              7,800                 84,630
                                                                             2,079,390
AUDIO & VIDEO PRODUCTS (0.06%)
 Digital Theater Systems /1/                              2,000                 40,820
AUTO-CARS & LIGHT TRUCKS (0.36%)
 General Motors                                           6,700                246,627
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.16%)
 Paccar                                                   1,500                105,990
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.27%)
 Lear                                                     1,200                 64,800
 TRW Automotive Holdings /1/                              6,000                119,400
                                                                               184,200
BEVERAGES-NON-ALCOHOLIC (2.19%)
 Coca-Cola                                               16,500                684,585
 Coca-Cola Enterprises                                    3,100                 68,045
 Cott /1/                                                 4,000                 97,000
 Pepsico                                                 11,900                639,030
                                                                             1,488,660
BREWERY (0.30%)
 Anheuser-Busch                                           4,200                206,556
BROADCASTING SERVICES & PROGRAMMING (0.26%)
 Liberty Media /1/                                       16,800                175,392
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-AIR & HEATING (0.08%)
                                                                           $
 American Standard /1/                                    1,300                 52,052
CABLE TV (0.80%)
 Comcast /1/                                             10,900                350,871
 Rogers Communications                                    7,100                190,138
                                                                               541,009
CASINO HOTELS (0.13%)
 Station Casinos                                            900                 55,350
 Wynn Resorts /1/                                           500                 32,780
                                                                                88,130
CASINO SERVICES (0.26%)
 International Game Technology                            5,600                175,280
CELLULAR TELECOMMUNICATIONS (0.60%)
 Nextel Communications /1/                                8,100                232,389
 Nextel Partners /1/                                      8,900                177,021
                                                                               409,410
CHEMICALS-DIVERSIFIED (1.00%)
 Dow Chemical                                             6,600                328,020
 E. I. Du Pont de Nemours                                 7,400                351,944
                                                                               679,964
CHEMICALS-SPECIALTY (0.19%)
 Cabot                                                    1,600                 56,000
 Ferro                                                    1,500                 29,745
 Great Lakes Chemical                                       600                 15,870
 Minerals Technologies                                      400                 24,992
                                                                               126,607
CIRCUIT BOARDS (0.23%)
 Jabil Circuit /1/                                        6,600                155,562
COMMERCIAL BANKS (0.48%)
 First Horizon National                                   3,200                136,224
 Synovus Financial                                        6,900                187,197
                                                                               323,421
COMMERCIAL SERVICE-FINANCE (0.11%)
 Moody's                                                    900                 75,402
COMPUTER SERVICES (0.10%)
 Affiliated Computer Services /1/                         1,300                 70,447
COMPUTERS (1.41%)
 Gateway /1/                                              4,000                 18,920
 Hewlett-Packard                                          9,000                176,310
 International Business Machines                          6,800                635,256
 Research In Motion /1/                                   1,800                128,322
                                                                               958,808
COMPUTERS-INTEGRATED SYSTEMS (1.78%)
 Dell /1/                                                29,000              1,211,040
COMPUTERS-MEMORY DEVICES (0.09%)
 Veritas Software /1/                                     2,500                 64,300
COMPUTERS-PERIPHERAL EQUIPMENT (0.15%)
 Lexmark International /1/                                1,200                100,020
CONSULTING SERVICES (0.46%)
 Accenture /1/                                            5,600                145,880
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSULTING SERVICES (CONTINUED)
                                                                           $
 Advisory Board /1/                                       4,600                163,990
                                                                               309,870
CONSUMER PRODUCTS-MISCELLANEOUS (0.16%)
 Clorox                                                     600                 35,652
 Fortune Brands                                             900                 75,582
                                                                               111,234
COSMETICS & TOILETRIES (2.46%)
 Colgate-Palmolive                                        3,400                178,636
 Gillette                                                 6,300                319,536
 Kimberly-Clark                                           2,500                163,775
 Procter & Gamble                                        19,000              1,011,370
                                                                             1,673,317
CRUISE LINES (0.57%)
 Carnival                                                 4,700                270,720
 Royal Caribbean Cruises                                  2,200                116,600
                                                                               387,320
DATA PROCESSING & MANAGEMENT (0.68%)
 Automatic Data Processing                                4,900                213,052
 First Data                                               5,400                219,996
 Fiserv /1/                                                 800                 30,600
                                                                               463,648
DECISION SUPPORT SOFTWARE (0.12%)
 NetIQ /1/                                                7,100                 83,496
DISPOSABLE MEDICAL PRODUCTS (0.12%)
 C.R. Bard                                                1,200                 81,360
DISTRIBUTION-WHOLESALE (0.20%)
 CDW                                                      2,300                134,550
DIVERSIFIED MANUFACTURING OPERATIONS (6.97%)
 3M                                                       2,800                236,208
 Danaher                                                  5,700                312,816
 General Electric                                        75,600              2,731,428
 Honeywell International                                 12,300                442,554
 Illinois Tool Works                                        800                 69,584
 ITT Industries                                           1,000                 85,290
 Roper Industries                                         1,000                 58,060
 Teleflex                                                 1,300                 65,975
 Tyco International                                      20,400                737,256
                                                                             4,739,171
DIVERSIFIED MINERALS (0.20%)
 BHP Billiton                                             5,200                132,704
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.09%)
 Cendant                                                  2,700                 63,585
E-COMMERCE-SERVICES (0.57%)
 eBay /1/                                                 2,900                236,350
 InterActiveCorp /1/                                      4,700                113,881
 Monster Worldwide /1/                                    1,300                 40,677
                                                                               390,908
ELECTRIC-INTEGRATED (3.22%)
 American Electric Power                                  3,200                112,800
 Black Hills                                                600                 17,874
 CMS Energy /1/                                           2,000                 21,060
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                           $
 Constellation Energy Group                               1,700                 85,000
 Dominion Resources                                       1,500                104,070
 Duke Energy                                             10,700                286,653
 Edison International                                     3,200                103,904
 El Paso Electric /1/                                     2,800                 54,432
 Entergy                                                  1,600                111,232
 Exelon                                                   4,200                185,850
 FirstEnergy                                              5,800                230,608
 FPL Group                                                  300                 22,992
 NiSource                                                 4,000                 91,600
 PG&E /1/                                                 3,900                136,500
 Pinnacle West Capital                                    2,700                112,590
 PPL                                                      3,100                167,400
 Southern                                                 2,100                 70,917
 TECO Energy                                              6,500                104,065
 TXU                                                      2,400                166,080
                                                                             2,185,627
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.15%)
 Flextronics International /1/                            7,200                101,880
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.30%)
 Intel                                                   46,000              1,032,700
 National Semiconductor /1/                              10,100                170,993
 QLogic /1/                                               4,400                168,432
 Xilinx                                                   6,600                192,654
                                                                             1,564,779
ENTERPRISE SOFTWARE & SERVICE (0.66%)
 Oracle /1/                                              32,500                447,525
ENTERTAINMENT SOFTWARE (0.12%)
 Electronic Arts /1/                                      1,300                 83,642
FIDUCIARY BANKS (0.92%)
 Investors Financial Services                             3,700                186,517
 State Street                                             9,800                439,138
                                                                               625,655
FILTRATION & SEPARATION PRODUCTS (0.09%)
 Pall                                                     2,400                 64,632
FINANCE-COMMERCIAL (0.17%)
 CapitalSource /1/                                        5,000                118,050
FINANCE-CONSUMER LOANS (0.38%)
 SLM                                                      5,100                255,969
FINANCE-CREDIT CARD (0.89%)
 American Express                                         7,900                421,465
 MBNA                                                     4,400                116,952
 Providian Financial /1/                                  4,100                 68,388
                                                                               606,805
FINANCE-INVESTMENT BANKER & BROKER (5.38%)
 Charles Schwab                                          11,200                125,888
 Citigroup                                               44,000              2,158,200
 Goldman Sachs Group                                      3,000                323,550
 Legg Mason                                                 950                 73,368
 Lehman Brothers Holdings                                 1,900                173,261
 Merrill Lynch                                            6,700                402,469
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                           $
 Morgan Stanley                                           7,200                402,912
                                                                             3,659,648
FINANCE-MORTGAGE LOAN/BANKER (0.60%)
 Countrywide Credit Industries                            2,900                107,300
 Federal Home Loan Mortgage                               1,200                 78,348
 Federal National Mortgage Association                    3,400                219,572
                                                                               405,220
FINANCIAL GUARANTEE INSURANCE (0.31%)
 MGIC Investment                                          1,500                 95,850
 Radian Group                                             2,400                115,056
                                                                               210,906
FOOD-CONFECTIONERY (0.14%)
 Hershey Foods                                            1,600                 93,584
FOOD-MISCELLANEOUS/DIVERSIFIED (0.80%)
 Campbell Soup                                            3,900                114,348
 General Mills                                            4,700                249,053
 H.J. Heinz                                               1,900                 71,839
 Kellogg                                                  2,500                111,600
                                                                               546,840
FOOD-RETAIL (0.10%)
 Kroger /1/                                               3,900                 66,690
FOOD-WHOLESALE & DISTRIBUTION (0.22%)
 Sysco                                                    4,300                150,371
GAS-DISTRIBUTION (0.04%)
 Sempra Energy                                              700                 26,054
GOLD MINING (0.18%)
 Newmont Mining                                           3,000                124,770
HEALTH CARE COST CONTAINMENT (0.16%)
 Caremark Rx /1/                                          2,800                109,480
HOME DECORATION PRODUCTS (0.04%)
 Newell Rubbermaid                                        1,400                 30,128
HOTELS & MOTELS (0.21%)
 Fairmont Hotels & Resorts                                  800                 24,984
 Marriott International                                   1,900                120,042
                                                                               145,026
HUMAN RESOURCES (0.15%)
 Manpower                                                 1,100                 53,515
 Robert Half International                                1,500                 45,510
                                                                                99,025
INSTRUMENTS-SCIENTIFIC (0.05%)
 Waters /1/                                                 700                 34,356
INSURANCE BROKERS (0.39%)
 Marsh & McLennan                                         8,100                263,250
INTERNET APPLICATION SOFTWARE (0.16%)
 MatrixOne /1/                                            7,500                 40,650
 Verity /1/                                               5,400                 65,178
                                                                               105,828
INTERNET BROKERS (0.54%)
 Ameritrade Holding /1/                                  24,100                311,613
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET BROKERS (CONTINUED)
                                                                           $
 E*trade Group /1/                                        4,000                 55,000
                                                                               366,613
INTERNET CONTENT-INFORMATION & NEWS (0.12%)
 CNET Networks /1/                                        7,200                 79,200
INTERNET SECURITY (0.02%)
 Symantec /1/                                               500                 11,675
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.20%)
 Franklin Resources                                       2,000                135,720
LEISURE & RECREATION PRODUCTS (0.31%)
 Brunswick                                                2,500                115,300
 WMS Industries /1/                                       3,000                 94,020
                                                                               209,320
LIFE & HEALTH INSURANCE (0.26%)
 Aflac                                                    1,700                 67,167
 Genworth Financial                                       4,200                111,426
                                                                               178,593
LINEN SUPPLY & RELATED ITEMS (0.06%)
 Cintas                                                   1,000                 43,500
MACHINERY-FARM (0.43%)
 Deere                                                    4,200                291,606
MEDICAL INSTRUMENTS (1.29%)
 Biomet                                                   1,800                 76,464
 Boston Scientific /1/                                    5,200                171,912
 Guidant                                                  1,700                123,233
 Medtronic                                                7,700                404,173
 St. Jude Medical /1/                                     2,600                102,128
                                                                               877,910
MEDICAL LABORATORY & TESTING SERVICE (0.09%)
 Laboratory Corp. of America Holdings /1/                 1,300                 62,205
MEDICAL PRODUCTS (2.48%)
 Baxter International                                     4,200                141,792
 Becton Dickinson                                         1,300                 73,645
 Johnson & Johnson                                       18,800              1,216,360
 Stryker                                                  2,700                132,678
 Zimmer Holdings /1/                                      1,500                118,275
                                                                             1,682,750
MEDICAL-BIOMEDICAL/GENE (1.21%)
 Amgen /1/                                                8,700                541,488
 Biogen Idec /1/                                          2,800                181,888
 Chiron /1/                                               1,300                 42,705
 Genentech /1/                                            1,200                 57,252
                                                                               823,333
MEDICAL-DRUGS (4.38%)
 Abbott Laboratories                                      8,800                396,176
 Cephalon /1/                                               600                 29,520
 Elan /1/                                                 2,700                 72,711
 Eli Lilly                                                7,800                423,072
 Forest Laboratories /1/                                  2,200                 91,366
 Medimmune /1/                                            1,300                 30,752
 Merck                                                   12,800                359,040
 Pfizer                                                  44,000              1,063,040
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Schering-Plough                                          7,100                131,776
 Wyeth                                                    9,600                380,448
                                                                             2,977,901
MEDICAL-GENERIC DRUGS (0.05%)
 Watson Pharmaceutical /1/                                1,100                 32,813
MEDICAL-HMO (1.16%)
 UnitedHealth Group                                       6,800                604,520
 WellPoint /1/                                            1,500                182,250
                                                                               786,770
MEDICAL-HOSPITALS (0.25%)
 Community Health Systems /1/                             3,400                 98,532
 HCA                                                      1,600                 71,232
                                                                               169,764
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.37%)
 AmerisourceBergen                                          900                 52,452
 Cardinal Health                                          3,500                197,120
                                                                               249,572
METAL-ALUMINUM (0.30%)
 Alcoa                                                    7,000                206,570
MISCELLANEOUS INVESTING (0.42%)
 Archstone-Smith Trust                                    3,600                123,480
 Equity Office Properties Trust                           3,600                100,728
 Simon Property Group                                     1,000                 59,300
                                                                               283,508
MONEY CENTER BANKS (2.37%)
 Bank of America                                         19,242                892,252
 JP Morgan Chase                                         19,288                720,021
                                                                             1,612,273
MOTORCYCLE & MOTOR SCOOTER (0.05%)
 Harley-Davidson                                            600                 36,066
MULTI-LINE INSURANCE (2.99%)
 American International Group                            16,800              1,113,672
 Assurant                                                 2,000                 65,060
 Hartford Financial Services Group                        2,900                195,141
 PartnerRe                                                  600                 38,022
 Prudential Financial                                     4,300                231,813
 Safeco                                                   1,900                 87,970
 XL Capital                                               4,000                299,120
                                                                             2,030,798
MULTIMEDIA (2.53%)
 E.W. Scripps                                               800                 37,088
 Gannett                                                  2,100                168,084
 McGraw-Hill                                              1,100                 99,550
 Meredith                                                   400                 19,212
 News                                                    17,600                299,200
 Time Warner /1/                                         34,000                612,000
 Viacom                                                  11,900                444,346
 Walt Disney                                              1,300                 37,219
                                                                             1,716,699
NETWORKING PRODUCTS (1.27%)
 Cisco Systems /1/                                       41,000                739,640
 Juniper Networks /1/                                     2,100                 52,773
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (CONTINUED)
                                                                           $
 Lucent Technologies /1/                                 22,200                 72,372
                                                                               864,785
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Republic Services                                        1,600                 52,752
 Waste Management                                         2,200                 63,800
                                                                               116,552
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Pitney Bowes                                             1,300                 58,162
OIL & GAS DRILLING (0.35%)
 Nabors Industries /1/                                    1,000                 50,400
 Transocean Sedco Forex /1/                               4,200                184,800
                                                                               235,200
OIL COMPANY-EXPLORATION & PRODUCTION (0.73%)
 Anadarko Petroleum                                       1,500                 99,315
 Devon Energy                                             1,800                 73,206
 EOG Resources                                              700                 51,975
 Murphy Oil                                               2,300                205,344
 XTO Energy                                               1,900                 68,229
                                                                               498,069
OIL COMPANY-INTEGRATED (5.15%)
 ChevronTexaco                                           14,400                783,360
 ConocoPhillips                                           4,200                389,718
 Exxon Mobil                                             41,000              2,115,600
 Occidental Petroleum                                     1,100                 64,218
 TotalFinaElf                                             1,400                150,570
                                                                             3,503,466
OIL FIELD MACHINERY & EQUIPMENT (0.17%)
 FMC Technologies /1/                                     1,700                 52,071
 Grant Prideco /1/                                        3,200                 62,720
                                                                               114,791
OIL REFINING & MARKETING (0.10%)
 Sunoco                                                     400                 34,996
 Valero Energy                                              600                 31,218
                                                                                66,214
OIL-FIELD SERVICES (0.80%)
 Baker Hughes                                             3,200                138,560
 BJ Services                                                900                 43,245
 Schlumberger                                             5,300                360,612
                                                                               542,417
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                              300                 21,867
PAPER & RELATED PRODUCTS (0.55%)
 Bowater                                                    700                 26,600
 International Paper                                      4,400                172,260
 MeadWestvaco                                             2,200                 63,558
 Potlatch                                                 1,400                 64,428
 Weyerhaeuser                                               800                 49,920
                                                                               376,766
PHARMACY SERVICES (0.05%)
 Medco Health Solutions /1/                                 800                 34,056
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (0.07%)
                                                                           $
 Dynegy /1/                                               6,800                 30,260
 Williams                                                 1,100                 18,491
                                                                                48,751
PROPERTY & CASUALTY INSURANCE (0.72%)
 ACE                                                        800                 34,720
 Progressive                                              2,300                192,395
 St. Paul                                                 6,902                259,101
                                                                               486,216
PUBLISHING-NEWSPAPERS (0.29%)
 Dow Jones                                                1,000                 38,120
 New York Times                                           1,700                 66,096
 Washington Post                                            100                 91,450
                                                                               195,666
REGIONAL BANKS (2.97%)
 Fifth Third Bancorp                                      2,400                111,528
 SunTrust Banks                                           1,700                122,434
 U.S. Bancorp                                            31,500                946,575
 Wachovia                                                 8,600                471,710
 Wells Fargo                                              6,000                367,800
                                                                             2,020,047
REINSURANCE (0.18%)
 AXIS Capital Holdings                                    4,500                123,120
RETAIL-APPAREL & SHOE (0.47%)
 Hot Topic /1/                                            8,100                156,978
 Ross Stores                                              5,700                163,134
                                                                               320,112
RETAIL-AUTO PARTS (0.10%)
 O'Reilly Automotive /1/                                  1,500                 68,595
RETAIL-BUILDING PRODUCTS (1.24%)
 Home Depot                                              13,700                565,262
 Lowe's                                                   4,900                279,251
                                                                               844,513
RETAIL-CONSUMER ELECTRONICS (0.21%)
 Best Buy                                                 2,600                139,854
RETAIL-DISCOUNT (3.10%)
 Family Dollar Stores                                     5,300                177,285
 Target                                                   9,600                487,392
 TJX                                                      3,700                 92,648
 Wal-Mart Stores                                         25,800              1,351,920
                                                                             2,109,245
RETAIL-DRUG STORE (0.69%)
 CVS                                                      2,900                134,415
 Walgreen                                                 7,900                336,619
                                                                               471,034
RETAIL-JEWELRY (0.05%)
 Tiffany                                                  1,000                 31,430
RETAIL-OFFICE SUPPLIES (0.12%)
 Staples                                                  2,500                 81,850
RETAIL-REGIONAL DEPARTMENT STORE (0.58%)
 Kohl's /1/                                               8,400                394,884
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (1.01%)
                                                                           $
 McDonald's                                               7,400                239,686
 Panera Bread /1/                                         3,500                178,500
 RARE Hospitality International /1/                       2,200                 69,300
 Starbucks /1/                                            2,300                124,200
 Yum! Brands                                              1,600                 74,160
                                                                               685,846
SCHOOLS (0.11%)
 Apollo Group /1/                                         1,000                 78,190
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.54%)
 Analog Devices                                           6,800                244,052
 Linear Technology                                        3,200                120,768
                                                                               364,820
SEMICONDUCTOR EQUIPMENT (0.50%)
 ASM Lithography Holding /1/                             11,800                193,874
 Kla-Tencor /1/                                           2,100                 97,125
 Novellus Systems /1/                                     1,900                 49,685
                                                                               340,684
STEEL PRODUCERS (0.50%)
 Nucor                                                    6,000                336,960
TELECOMMUNICATION EQUIPMENT (0.65%)
 Andrew /1/                                                 900                 11,754
 Comverse Technology /1/                                  2,200                 49,170
 Qualcomm                                                10,200                379,848
                                                                               440,772
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.19%)
 Corning /1/                                             11,600                126,904
TELECOMMUNICATION SERVICES (0.50%)
 Avaya /1/                                                  800                 11,480
 Telus                                                   11,700                327,600
                                                                               339,080
TELEPHONE-INTEGRATED (1.58%)
 Sprint                                                  17,300                412,259
 Verizon Communications                                  18,600                661,974
                                                                             1,074,233
THERAPEUTICS (0.18%)
 Gilead Sciences /1/                                      3,800                125,780
TOBACCO (1.52%)
 Altria Group                                            16,200              1,034,046
TOYS (0.08%)
 Hasbro                                                   1,700                 33,320
 Mattel                                                   1,000                 19,450
                                                                                52,770
TRANSPORT-RAIL (0.50%)
 CSX                                                      5,300                211,841
 Union Pacific                                            2,100                125,160
                                                                               337,001
TRANSPORT-SERVICES (0.75%)
 United Parcel Service                                    6,800                507,824
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (0.56%)
                                                                           $
 Yahoo /1/                                               10,900                383,789
WIRELESS EQUIPMENT (0.63%)
 Crown Castle International /1/                           3,900                 63,960
 Motorola                                                17,100                269,154
 Nokia                                                    2,200                 33,616
 Spectrasite /1/                                          1,000                 58,600
                                                                               425,330
                                           TOTAL COMMON STOCKS              67,051,189

                                              Principal

                                              Amount                          Value

---------------------------------------------------------------------------------------------
TREASURY BONDS (0.07%)
 U.S. Treasury /2/
                                                         $                 $
  2.15%; 02/24/05                                        50,000                 49,936
                                          TOTAL TREASURY BONDS                  49,936
                                                                           -----------

                          TOTAL PORTFOLIO INVESTMENTS (98.72%)              67,101,125
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (1.28%)                 868,856
                                    TOTAL NET ASSETS (100.00%)             $67,969,981
                                                                           -------------

   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
7 S&P 500 eMini    Buy         $413,995      $413,595       $(400)
March, 2005
Futures


/1 //Non-income producing security./
/2 //Security or a portion of the security was pledged to cover margin /
  /requirements for futures contracts. At the end of the period, the value / /of these securities totaled $49,936 or 0.07% of net assets./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 7,996,003
Unrealized Depreciation                       (2,347,732)
                                             -----------
Net Unrealized Appreciation (Depreciation)     5,648,271
Cost for federal income tax purposes         $61,452,854


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Partners LargeCap Blend Fund, Inc
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------